CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Revenue
Gold sales on spot	$ 1,280,217		$ 1,200,777		$ 1,001,420
Total revenue	1,280,217		1,200,777		1,001,420
Share of profits of equity accounted joint ventures	11,950		17,299		77,303
Other income	14,928		5,960		15,616
Total income	1,307,095		1,224,036		1,094,339
Cost and expenses
Mining and processing costs	707,839		710,245		726,797
Royalties	65,663		62,377		51,673
Exploration and corporate expenditure	47,785		41,202		45,067
Other expenses	7,865		5,967		5,725
Total costs	829,152		819,791		829,262
Finance income	6,018		1,553		112
Finance costs	(3,107)		(3,193)		(4,411)
Finance income/(costs) - net	2,911		(1,640)		(4,299)
Profit before income tax	480,854		402,605		260,778
Income tax benefit / (expense)	(145,807)		(108,384)		(48,003)
Profit for the period	335,047		294,221		212,775
Other comprehensive expense
Gain/(loss) on available-for-sale financial assets	0		1,600		(561)
Share of equity accounted joint ventures other comprehensive (expense)/income	(17)	[1]	6	[1]	1,572
Total other comprehensive (expense)/income	(17)		1,606		1,011
Total comprehensive income	335,030		295,827		213,786
Profit attributable to:
Owners of the parent	278,017		247,474		188,677
Non-controlling interests	57,030		46,747		24,098
Profit for the period	335,047		294,221		212,775
Total comprehensive income attributable to:
Owners of the parent	278,000		249,080		189,688
Non-controlling interests	57,030		46,747		24,098
Total comprehensive income	$ 335,030		$ 295,827		$ 213,786
Basic earnings per share ($)	$ 2.96		$ 2.64		$ 2.03
Diluted earnings per share ($)	$ 2.92		$ 2.61		$ 2.01
Average shares in issue (000)	94,055		93,644		93,094
Kibali Jersey Limited [member]
Revenue
Gold sales on spot	$ 754,852		$ 709,372		$ 747,272
Other income	146		136		1,657
Total income	754,998		709,508		748,929
Cost and expenses
Mining and processing costs	698,980		594,722		550,712
Royalties	31,913		32,976		30,196
Exploration and corporate expenditure	8,205		6,398		8,248
Other expenses	55,031		48,250		3,658
Total costs	794,129		682,346		592,814
Finance income	4,147		4,735		4,818
Finance costs	(5,478)		(5,298)		(5,376)
Finance income/(costs) - net	(1,331)		(563)		(558)
Share of equity accounted joint ventures other comprehensive (expense)/income	113		129		268
Profit before income tax	(40,349)		26,728		155,825
Income tax benefit / (expense)	54,333		22,962		(17,840)
Profit for the period	13,984		49,690		137,985
Other comprehensive expense
Gain/(loss) on available-for-sale financial assets	(33)		13		(29)
Recycling of permanent losses on available-for-sale asset	0		0		3,173
Total other comprehensive (expense)/income	(33)		13		3,144
Total comprehensive income	13,951		49,703		141,129
Profit attributable to:
Owners of the parent	26,341		57,537		135,883
Non-controlling interests	(12,357)		(7,847)		2,102
Profit for the period	13,984		49,690		137,985
Total comprehensive income attributable to:
Owners of the parent	26,308		57,550		139,027
Non-controlling interests	(12,357)		(7,847)		2,102
Total comprehensive income	$ 13,951		$ 49,703		$ 141,129

[1]	Other reserves include the cumulative charge recognized under IFRS 2 in respect of share option schemes (net of amounts transferred to share capital and share premium) as well as the foreign currency translation reserve and the movements in available-for-sale financial assets.